COMMITMENS AND CONTINGECIES	9 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENS AND CONTINGECIES	COMMITMENTS AND CONTINGENCIES
Purchase Commitments
The Company from time to time enters into long term non-cancelable agreements with consultants and vendors to provide certain services. As of December 31, 2024, the outstanding commitment was $14.9 million, of which $2.6 million is payable in 2025, $2.1 million in 2026, $1.8 million in 2027, $1.7 million is payable in 2028, $1.7 million in 2029 and $5.0 million is payable in 2030 and beyond.
MIAX Futures Guaranty Fund
In the event of default by a clearing member, MIAX Futures would first apply assets of the defaulting clearing member to satisfy its payment obligation. These assets include the defaulting member’s security deposits, margins, performance bonds, guarantees and any other available assets. Thereafter, if a loss remains, MIAX Futures would use funds designated from the applicable tranche of the guaranty fund, in the order of priority listed by rules, with each source of funds to be completely exhausted, to the extent practical, before the next source is applied.
MIAX Futures maintains one guaranty fund with two separate tranches that reflect relative contributions from different product classes to the guaranty fund. Following a default, MIAX Futures would attempt to isolate the loss to the relevant tranche of the default waterfall before applying any funds from the other tranche. The order of funds utilized would be: excess funds of the defaulting clearing member, security deposits of the defaulting clearing member; margins and performance bonds of the defaulting clearing member and payments of any guarantor; the MIAX Futures clearing house reserve funds dedicated to the relevant tranche(s); security deposits of non-defaulting clearing members in the relevant tranche; and in certain instances, then surplus funds of MIAX Futures. In the event a loss still remained, MIAX Futures would use any clearing house reserve funds from the other tranche that had not been applied before utilizing security deposits of non-defaulting clearing members from the other tranche.
MIAX Futures and LedgerX are both a DCM and a DCO that operate under the regulatory oversight of the CFTC. As such, MIAX Futures and LedgerX are required to maintain financial resources to cover its projected operating costs for a period of at least one year. The financial resources must include unencumbered, liquid financial assets which may include a committed line of credit or similar facility equal to at least six months of its projected operating costs. At December 31, 2024, both MIAX Futures and LedgerX were in compliance with all DCM and DCO financial requirements.
Full Collateralization of LedgerX Contracts
LedgerX is a fully electronic vertically integrated DCM, DCO and SEF, with regulatory approval from the CFTC to list and clear fully collateralized futures, options on futures, and swaps. Fully collateralized positions are those wherein the DCO holds, at all times, funds or commodities (such as Bitcoin or Ethereum) in the form of the required payment sufficient to cover the maximum possible obligation or loss that a party or a counterparty could incur upon liquidation or expiration of the contract.
As of July 24, 2024, LedgerX has delisted all of its physically settled products on its DCM and SEF, and does not clear any physically settled crypto products on its DCO. Moreover, LedgerX intends to no longer offer trading or clearing services for any physically settled crypto products.
LedgerX Customer Digital Assets
LedgerX has committed to securely store all participant digital assets. As such, LedgerX may be liable to its customers for losses arising from theft or loss of private keys. LedgerX has not incurred any losses related to such obligations and therefore the Company has not accrued any liabilities as of December 31, 2024 and 2023. LedgerX engages a third-party to provide custodial services for the digital assets maintained by LedgerX for the benefit of its customers totaling $9.3 million and $71.5 million at fair value on December 31, 2024 and 2023, respectively. These assets are not recorded in the consolidated balance sheets. Additionally, LedgerX has an obligation to securely store all of these digital assets. As such, LedgerX monitors its risk of loss associated with such balances and deems the risk of loss to be remote. Therefore, the Company did not record a contingent liability as of December 31, 2024 or 2023. The Company has no reason to believe LedgerX will suffer such a theft or loss of private keys for the following reasons: (i) it has no known or historical experience of such theft or loss; (ii) it has established procedures around private key management to minimize the risk of theft or loss; and (iii) it accounts for and continually verifies the amount of digital assets that would be affected should multiple private keys be lost or stolen.
Derivative Contracts
Certain derivative contracts that the Company has entered into meet the accounting definition of a guarantee under ASC 460. Derivatives that meet the ASC 460 definition of guarantees include futures contracts and written options. The maximum potential payout for these derivative contracts cannot be estimated as increases in interest rates, foreign exchange rates, securities prices, commodities prices and indices in the future could possibly be unlimited.
The Company records all derivative contracts at fair value. For this reason, the Company does not monitor its risk exposure to derivatives contracts based on derivative notional amounts; rather the Company manages its risk exposure on a fair value basis. The Company believes that the notional amounts of the derivative contracts generally overstate its exposure. Aggregate market risk limits have been established, and market risk measures are routinely monitored against these limits. The Company believes that market risk is substantially diminished when all financial instruments are aggregated.
Dorman Trading Member Guarantees
Dorman Trading is a member of various exchanges that trade and clear futures contracts. Dorman Trading may be required to pay a proportionate share of the financial obligations of another member who may default on its obligation to the exchange in accordance with the rules of the applicable exchange of which Dorman Trading is a member. Although the rules governing different exchange memberships vary, in general Dorman Trading’s guarantee obligations would arise only if the exchange had previously exhausted its resources. In addition, any such guarantee obligation would be apportioned among the other non-defaulting members of the exchange. Any potential contingent liability under these membership agreements cannot be estimated. The Company has not recorded any contingent liability in the financial statements for these agreements. The Company believes that any potential requirement to make payments under these agreements is remote.
Dorman Trading Minimum Capital Requirements
The Company’s subsidiary, Dorman Trading, as a futures commission merchant is subject to Commodity Futures Trading Commission minimum capital requirements (Regulation 1.17). Dorman Trading is required to maintain "net capital" equivalent to the greater of $1,000,000 or the sum of 8% of the customer risk maintenance margin requirement plus 8% of the non-customer risk maintenance margin requirement, as these terms are defined. In addition, Dorman Trading is subject to the minimum capital requirements of the exchanges on which Dorman Trading does business.
At December 31, 2024 and 2023, Dorman Trading had adjusted net capital of $28.5 million and $18.0 million, respectively. Under Regulation 1.17, the net capital requirement at December 31, 2024 and 2023 was $4.8 million and $2.9 million, respectively. Additionally, as of December 31, 2024 and 2023, Dorman Trading was in compliance with the minimum capital requirements of the exchanges in which Dorman Trading operates. The net capital rule may effectively restrict member withdrawals and the repayment of subordinated loans.
Claims and Litigation
Nasdaq
On September 1, 2017, Nasdaq, Inc., filed an action against the Company in the U.S. District Court for the District of New Jersey alleging patent infringement and trade secret misappropriation relating to Nasdaq’s electronic trading technology and platforms. The Company subsequently filed six petitions before the Patent Trial and Appeal Board (“PTAB”) at the United States Patent and Trademark Office (“USPTO”) seeking a determination that the subject patent was invalid under the current law. The District Court proceeding was stayed in December 2018, pending resolution of the PTAB proceedings. All claims asserted by Nasdaq against the Company under the six patents at issue were invalided by the PTAB in 2019 (the “PTAB Final Written Decisions”). On June 7, 2022, the USPTO Director denied Nasdaq's request for review of the PTAB Final Written Decisions.
On August 31, 2021, the Company filed an Answer and Counterclaims in the NJ District Court (the “Company’s Answer”). The Company’s Answer included denials of the allegations made by Nasdaq in the Complaint and Counterclaims by the Company including monopolization antitrust claims, patent misuse, sham litigation, and fraud on the USPTO by Nasdaq. The Company is seeking attorneys’ fees and costs and such other relief as the Court may find to be just and proper. On June 21, 2022, Nasdaq waived its right to appeal the PTAB’s Final Written Decisions and the stay in the District Court matter was lifted as all of the PTAB proceedings were concluded with each of the Nasdaq patent claims at issue invalidated. The Company filed an Amended Answer and Counterclaims on August 5, 2022. The Amended Counterclaims added claims of fraud on the patent office and Lanham Act violations. On July 25, 2023, the Court denied a motion by the Company to dismiss Nasdaq’s trade secret claims and also denied a motion by Nasdaq to dismiss the Company’s counterclaims. The Court granted Nasdaq’s motion to stay and bifurcate the Company’s counterclaims. Accordingly, the trade secret case is currently proceeding and the Company’s counterclaims are stayed until the conclusion of the trade secret case at which time the parties may proceed to litigate the Company’s counterclaims against Nasdaq. The parties are engaged in discovery in connection with the trade secret case. The Company intends to continue defending its interest in this matter vigorously.
General
As a self-regulatory organization under the jurisdiction of the SEC, and as a DCO, SEF and DCM under the jurisdiction of the CFTC, and a registered exchange under the jurisdiction of the Bermuda Monetary Authority (“BMA”), the MIAX Exchanges, MIAX Futures, LedgerX and BSX, respectively, are subject to routine reviews and inspections by the SEC, CFTC and BMA. Dorman Trading, as a registered Futures Commission Merchant (“FCM”), is regulated by the CFTC and is subject to routine reviews and inspections by the CFTC and National Futures Association (“NFA”). Management does not believe that the outcome of any of these reviews or inspections will have a material impact on the consolidated financial position, results of operations or cash flows of the Company.
LedgerX is responding to certain requests for information and documents from the CFTC’s Division of Enforcement and may come under additional regulatory scrutiny, requests or investigations in the future. The current requests relate to activities prior to the Company’s acquisition of LedgerX, during the prior ownership of LedgerX by FTX. The Company cannot predict the outcome of these requests. Any requests, inquiries, investigations or proceedings could result in substantial costs, sanctions, the diversion of resources, including management time, and potential harm to the Company’s reputation, which could have a material adverse effect on its business, financial condition and operating results.
In the normal course of its business, the Company is exposed to asserted and unasserted claims. In the opinion of management, these matters will not have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.
COMMITMENTS AND CONTINGENCIES
Purchase Commitments
The Company from time to time enters into long term agreements with consultants and vendors to provide certain services. As of September 30, 2025, the outstanding commitment was $13.8 million, of which $0.7 million is payable in 2025, $2.7 million in 2026, $1.9 million in 2027, $1.8 million in 2028, $1.7 million in 2029 and $5.0 million in 2030 and beyond.
MIAX Futures Guaranty Fund
In the event of default by a clearing member, MIAX Futures would first apply assets of the defaulting clearing member to satisfy its payment obligation. These assets include the defaulting member’s security deposits, margins, performance bonds and any other available assets. Thereafter, if a loss remains, MIAX Futures would use funds of the MIAX Futures Clearing House reserve fund, security deposits of non-defaulting clearing members, and in certain instances, surplus funds of MIAX Futures, in the order of priority listed by rules, with each source of funds to be completely exhausted, to the extent practical, before the next source is applied.
MIAX Futures and MIAXdx are both a Designated Contract Market (“DCM”) and a Derivatives Clearing Organization (“DCO”) that operate under the regulatory oversight of the Commodity Futures Trading Commission (“CFTC”). As such, MIAX Futures and MIAXdx are required to maintain financial resources to cover its projected operating costs for a period of at least one year. The financial resources must include unencumbered, liquid financial assets which may include a committed line of credit or similar facility equal to at least six months of its projected operating costs. At September 30, 2025, both MIAX Futures and MIAXdx were in compliance with all DCM and DCO financial requirements.
Full Collateralization of MIAXdx Contracts
MIAXdx is a fully electronic vertically integrated DCM and DCO, with regulatory approval from the CFTC to list and clear fully collateralized futures and options on futures. Fully collateralized positions are those wherein the DCO holds, at all times, funds or commodities (such as Bitcoin or Ethereum) in the form of the required payment sufficient to cover the maximum possible obligation or loss that a party or a counterparty could incur upon liquidation or expiration of the contract.
As of July 24, 2024, MIAXdx delisted all of its physically settled products on its DCM and does not clear any physically settled crypto products on its DCO. Moreover, MIAXdx intends to no longer offer trading or clearing services for any physically settled crypto products.
MIAXdx Customer Digital Assets
MIAXdx has committed to securely store all participant digital assets. As such, MIAXdx may be liable to its customers for losses arising from theft or loss of private keys. MIAXdx has not incurred any losses related to such obligations and therefore the Company has not accrued any liabilities as of September 30, 2025 and 2024. MIAXdx engages a third-party to provide custodial services for the digital assets maintained by MIAXdx for the benefit of its customers totaling $9.7 million and $9.3 million at fair value on September 30, 2025 and December 31, 2024, respectively. These assets are not recorded in the condensed consolidated balance sheets. Additionally, MIAXdx has an obligation to securely store all of these digital assets. As such, MIAXdx monitors its risk of loss associated with such balances and deems the risk of loss to be remote. Therefore, the Company did not record a contingent liability as of September 30, 2025 or December 31, 2024. The Company has no reason to believe MIAXdx will suffer such a theft or loss of private keys for the following reasons: (i) it has no known or historical experience of such theft or loss; (ii) it has established procedures around private key management to minimize the risk of theft or loss; and (iii) it accounts for and continually verifies the amount of digital assets that would be affected should multiple private keys be lost or stolen.
Derivative Contracts
Certain derivative contracts that the Company has entered into meet the accounting definition of a guarantee under ASC 460. Derivatives that meet the ASC 460 definition of guarantees include futures contracts and written options. The maximum potential payout for these derivative contracts cannot be estimated as increases in interest rates, foreign exchange rates, securities prices, commodities prices and indices in the future could possibly be unlimited.
The Company records all derivative contracts at fair value. For this reason, the Company does not monitor its risk exposure to derivatives contracts based on derivative notional amounts; rather the Company manages its risk exposure on a fair value basis. The Company believes that the notional amounts of the derivative contracts generally overstate its exposure. Aggregate market risk limits have been established, and market risk measures are routinely monitored against these limits. The Company believes that market risk is substantially diminished when all financial instruments are aggregated.
Dorman Trading Member Guarantees
Dorman Trading is a member of various exchanges that trade and clear futures contracts. Dorman Trading may be required to pay a proportionate share of the financial obligations of another member who may default on its obligation to the exchange in accordance with the rules of the applicable exchange of which Dorman Trading is a member. Although the rules governing different exchange memberships vary, in general Dorman Trading’s guarantee obligations would arise only if the exchange had previously exhausted its resources. In addition, any such guarantee obligation would be apportioned among the other non-defaulting members of the exchange. Any potential contingent liability under these membership agreements cannot be estimated. The Company has not recorded any contingent liability in the financial statements for these agreements. The Company believes that any potential requirement to make payments under these agreements is remote.
Dorman Trading Minimum Capital Requirements
The Company’s subsidiary, Dorman Trading, as a futures commission merchant is subject to CFTC minimum capital requirements of the CFTC Regulation 1.17 (“Regulation 1.17”). Dorman Trading is required to maintain “net capital” equivalent to the greater of $1,000,000 or the sum of 8% of the customer risk maintenance margin requirement plus 8% of the non-customer risk maintenance margin requirement, as these terms are defined. In addition, Dorman Trading is subject to the minimum capital requirements of the exchanges on which Dorman Trading does business.
At September 30, 2025 and December 31, 2024, Dorman Trading had adjusted net capital of $27.7 million and $28.5 million, respectively. Under Regulation 1.17, the net capital requirement at September 30, 2025 and December 31, 2024 was $4.7 million and $4.8 million, respectively. Additionally, as of September 30, 2025 and December 31, 2024, Dorman Trading was in compliance with the minimum capital requirements of the exchanges in which Dorman Trading operates. The net capital rule may effectively restrict member withdrawals and the repayment of subordinated loans.
Claims and Litigation
Nasdaq
On September 1, 2017, Nasdaq, Inc. (“Nasdaq”), filed an action against the Company in the U.S. District Court for the District of New Jersey (the “Court”) alleging patent infringement and trade secret misappropriation relating to Nasdaq’s electronic trading technology and platforms. The Company subsequently filed six petitions before the Patent Trial and Appeal Board (“PTAB”) at the United States Patent and Trademark Office (“USPTO”) seeking a determination that the subject patent was invalid under the current law. The Court proceeding was stayed in December 2018, pending resolution of the PTAB proceedings. All claims asserted by Nasdaq against the Company under the six patents at issue were invalided by the PTAB in 2019 (the “PTAB Final Written Decisions”). On June 7, 2022, the USPTO Director denied Nasdaq’s request for review of the PTAB Final Written Decisions.
On August 31, 2021, the Company filed an Answer and Counterclaims in the NJ District Court (the “Company’s Answer”). The Company’s Answer included denials of the allegations made by Nasdaq in the Complaint and Counterclaims by the Company including monopolization antitrust claims, patent misuse, sham litigation, and fraud on the USPTO by Nasdaq. The Company is seeking attorneys’ fees and costs and such other relief as the Court may find to be just and proper. On June 21, 2022, Nasdaq waived its right to appeal the PTAB’s Final Written Decisions and the stay in the Court matter was lifted as all of the PTAB proceedings were concluded with each of the Nasdaq patent claims at issue invalidated. The Company filed an Amended Answer and Counterclaims on August 5, 2022. The Amended Counterclaims added claims of fraud on the patent office and Lanham Act violations. On July 25, 2023, the Court denied a motion by the Company to dismiss Nasdaq’s trade secret claims and also denied a motion by Nasdaq to dismiss the Company’s counterclaims. The Court granted Nasdaq’s motion to stay and bifurcate the Company’s counterclaims.
The parties each filed motions for summary judgment and motions to exclude certain experts. On September 29, 2025, the Court denied Nasdaq’s and MIAX’s motions for summary judgment, as well as the parties’ motions to exclude certain experts. The Court, granted Nasdaq’s motion to bifurcate MIAX’s equitable defenses of laches and unclean hands. Subsequently, the Court informed the parties that they should re-initiate discovery on the Company’s counterclaims against Nasdaq. The Court further informed the parties that it intends to preside over one trial with two phases, the first being the trade secret claims, followed by the second phase in which the Company would present its counterclaims against Nasdaq. The Company intends to continue defending its interest in this matter vigorously.
General
As a self-regulatory organization under the jurisdiction of the SEC, and as a DCO, SEF and DCM under the jurisdiction of the CFTC, and a registered exchanges under the jurisdictions of the Bermuda Monetary Authority (“BMA”) and GFSC, each of the MIAX Exchanges, MIAX Futures, MIAXdx and BSX are subject to routine reviews and inspections by the SEC, CFTC and BMA, respectively and as applicable. Dorman Trading, as a registered Futures Commission Merchant (“FCM”), is regulated by the CFTC and is subject to routine reviews and inspections by the CFTC and National Futures Association (“NFA”). Management does not believe that the outcome of any of these reviews or inspections will have a material impact on the condensed consolidated financial position, results of operations or cash flows of the Company.
MIAXdx has responded to certain requests for information and documents from the CFTC’s Division of Enforcement and may come under additional regulatory scrutiny, requests or investigations in the future. The requests related to activities prior to the Company’s acquisition of MIAXdx, during the prior ownership of MIAXdx by FTX. The Company cannot predict the outcome of these requests. Any requests, inquiries, investigations or proceedings could result in substantial costs, sanctions, the diversion of resources, including management time, and potential harm to the Company’s reputation, which could have a material adverse effect on its business, financial condition and operating results.
In the normal course of its business, the Company is exposed to asserted and unasserted claims. In the opinion of management, these matters will not have a material adverse effect on the condensed consolidated financial position, results of operations or cash flows of the Company.